Loans and Allowance for Credit Losses, 90 Days or More Past Due and Still Accruing (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Total Consumer [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	$ 1,000	$ 908
Financing Receivable Acquired With Deteriorated Credit Quality [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	1,400	2,000
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	11,997	11,858
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | FHA insured/VA guaranteed [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	10,934	10,883
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Student Loans guaranteed under FFELP [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	0	3
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total Commercial [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	49	64
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial and Industrial Loans [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	26	28
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial Real Estate Mortgage [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	23	36
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial Real Estate Construction [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	0	0
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total, not government insured/guaranteed [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	1,063	972
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total, not government insured/guaranteed [Member] | Total Commercial [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	49	64
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total, not government insured/guaranteed [Member] | Commercial and Industrial Loans [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	26	28
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total, not government insured/guaranteed [Member] | Commercial Real Estate Mortgage [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	23	36
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total, not government insured/guaranteed [Member] | Total Consumer [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	1,014	908
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total, not government insured/guaranteed [Member] | Real estate 1-4 family first mortgage [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	219	175
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total, not government insured/guaranteed [Member] | Real estate 1-4 family junior lien mortgage [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	60	56
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total, not government insured/guaranteed [Member] | Credit Card [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	492	452
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total, not government insured/guaranteed [Member] | Automobile [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	143	112
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total, not government insured/guaranteed [Member] | Other revolving credit and installment [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	$ 100	$ 113